Schedule of Investments (unaudited) March 31, 2019	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Aerospace & Defense — 2.2%
Boeing Co. (The)	17,265	$6,585,216

Automobiles — 0.8%
Tesla, Inc.(a)	8,266	2,313,323

Banks — 0.4%
First Republic Bank	11,211	1,126,257

Beverages — 2.5%
Constellation Brands, Inc., Class A	43,106	7,557,775

Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.(a)	20,066	3,691,141

Capital Markets — 3.5%
CME Group, Inc.	27,687	4,556,727
S&P Global, Inc.	28,595	6,020,677

		10,577,404

Chemicals — 1.6%
Linde plc	2,569	451,964
Sherwin-Williams Co. (The)(b)	9,953	4,286,857

		4,738,821

Construction Materials — 1.2%
Vulcan Materials Co.(b)	31,550	3,735,520

Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc.(a)	20,740	1,808,528

Entertainment — 4.6%(a)
Electronic Arts, Inc.	44,794	4,552,414
Netflix, Inc.	25,961	9,256,654

		13,809,068

Equity Real Estate Investment Trusts (REITs) — 1.7%
SBA Communications Corp.(a)	25,978	5,186,767

Health Care Equipment & Supplies — 7.4%
Align Technology, Inc.(a)	22,862	6,500,352
Becton Dickinson and Co.	20,004	4,995,599
Boston Scientific Corp.(a)	148,973	5,717,584
Intuitive Surgical, Inc.(a)	8,797	5,019,392

		22,232,927

Health Care Providers & Services — 4.3%
Centene Corp.(a)	75,885	4,029,493
UnitedHealth Group, Inc.	36,233	8,958,972

		12,988,465

Hotels, Restaurants & Leisure — 1.3%
Domino’s Pizza, Inc.	14,989	3,868,661

Security	Shares	Value

Industrial Conglomerates — 2.4%
Honeywell International, Inc.	18,495	$2,939,225
Roper Technologies, Inc.	12,052	4,121,423

		7,060,648

Interactive Media & Services — 8.4%
Alphabet, Inc., Class A(a)	8,111	9,545,755
Facebook, Inc., Class A(a)	21,508	3,585,168
IAC/InterActiveCorp(a)	18,314	3,847,954
Tencent Holdings Ltd.	176,800	8,130,643

		25,109,520

Internet & Direct Marketing Retail — 12.5%
Alibaba Group Holding Ltd., ADR(a)	14,434	2,633,484
Amazon.com, Inc.(a)	15,111	26,908,913
Booking Holdings, Inc.(a)	933	1,628,001
MercadoLibre, Inc.	12,177	6,182,628

		37,353,026

IT Services — 10.7%
Mastercard, Inc., Class A	52,084	12,263,178
PayPal Holdings, Inc.(a)	52,292	5,430,001
Visa, Inc., Class A	91,029	14,217,819

		31,910,998

Life Sciences Tools & Services — 2.1%(a)
Illumina, Inc.	14,411	4,477,354
IQVIA Holdings, Inc.	12,433	1,788,487

		6,265,841

Machinery — 1.1%
Xylem, Inc.(b)	43,643	3,449,543

Pharmaceuticals — 1.9%
Novartis AG, ADR	28,280	2,718,839
Zoetis, Inc.	28,125	2,831,344

		5,550,183

Professional Services — 3.4%
CoStar Group, Inc.(a)	16,841	7,854,979
TransUnion	34,160	2,283,255

		10,138,234

Road & Rail — 1.7%
Union Pacific Corp.	29,849	4,990,753

Semiconductors & Semiconductor Equipment — 3.6%
ASML Holding NV (Registered), NYRS	30,035	5,648,082
NVIDIA Corp.	13,058	2,344,694
Xilinx, Inc.	22,540	2,857,847

		10,850,623

Software — 16.4%
Adobe, Inc.(a)	27,942	7,446,264
Autodesk, Inc.(a)	24,651	3,841,119
Intuit, Inc.	29,884	7,811,976
Microsoft Corp.	115,720	13,648,017
PTC, Inc.(a)	16,029	1,477,553
salesforce.com, Inc.(a)	56,290	8,914,647
ServiceNow, Inc.(a)	24,658	6,077,950

		49,217,526

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.5%
Burlington Stores, Inc.(a)	9,704	$1,520,423

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	39,213	3,302,127

Total Common Stocks — 99.1% (Cost: $214,045,981)		296,939,318

Preferred Stocks — 1.0%

Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $2,858,021)(a)(c)(d)	466,235	2,960,592

Total Preferred Stocks — 1.0% (Cost: $2,858,021)		2,960,592

Total Long-Term Investments — 100.1% (Cost: $216,904,002)		299,899,910

Security	Shares	Value

Short-Term Securities — 1.1%(e)(g)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	1,175,643	$1,175,643
SL Liquidity Series, LLC, Money Market Series, 2.67%(f)	2,055,665	2,056,282

Total Short-Term Securities — 1.1% (Cost: $3,231,782)		3,231,925

Total Investments — 101.2% (Cost: $220,135,784)		303,131,835

Liabilities in Excess of Other Assets — (1.2)%		(3,602,832)

Net Assets — 100.0%		$299,529,003

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,960,592, representing 0.99% of its net assets as of period end, and an original cost of $2,858,021.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

(g)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,520,889	(4,345,246)	1,175,643	$1,175,643	$13,383		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,638,158	(6,582,493)	2,055,665	2,056,282	3,382	(b)	3,145	179

				$3,231,925	$16,765		$3,145	$179

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR — American Depositary Receipt

NYRS — New York Registered Shares

REIT — Real Estate Investment Trust

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Capital Appreciation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,585,216	$—	$—	$6,585,216
Automobiles	2,313,323	—	—	2,313,323
Banks	1,126,257	—	—	1,126,257
Beverages	7,557,775	—	—	7,557,775
Biotechnology	3,691,141	—	—	3,691,141
Capital Markets	10,577,404	—	—	10,577,404
Chemicals	4,738,821	—	—	4,738,821
Construction Materials	3,735,520	—	—	3,735,520
Electronic Equipment, Instruments & Components	1,808,528	—	—	1,808,528
Entertainment	13,809,068	—	—	13,809,068
Equity Real Estate Investment Trusts (REITs)	5,186,767	—	—	5,186,767
Health Care Equipment & Supplies	22,232,927	—	—	22,232,927
Health Care Providers & Services	12,988,465	—	—	12,988,465
Hotels, Restaurants & Leisure	3,868,661	—	—	3,868,661
Industrial Conglomerates	7,060,648	—	—	7,060,648
Interactive Media & Services	16,978,877	8,130,643	—	25,109,520
Internet & Direct Marketing Retail	37,353,026	—	—	37,353,026
IT Services	31,910,998	—	—	31,910,998
Life Sciences Tools & Services	6,265,841	—	—	6,265,841
Machinery	3,449,543	—	—	3,449,543
Pharmaceuticals	5,550,183	—	—	5,550,183
Professional Services	10,138,234	—	—	10,138,234
Road & Rail	4,990,753	—	—	4,990,753
Semiconductors & Semiconductor Equipment	10,850,623	—	—	10,850,623
Software	49,217,526	—	—	49,217,526
Specialty Retail	1,520,423	—	—	1,520,423
Textiles, Apparel & Luxury Goods	3,302,127	—	—	3,302,127
Preferred Stocks	—	—	2,960,592	2,960,592
Short-Term Securities	1,175,643	—	—	1,175,643

Subtotal	$289,984,318	$8,130,643	$2,960,592	$301,075,553

Investments valued at NAV(a)				2,056,282

Total Investments				$303,131,835

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

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